SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
Note 9 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through September 2, 2015, and note that in July 2015 the Company drew down an additional $100,000 on the Promissory Note (see Note 6) in the amount of up to $500,000 with interest at 10% per annum and a maturity date of October 15, 2015. As a consequence the total draw down is $400,000 and the issue of an additional 80,000 five-year warrants with an exercise price of $0.001 in accordance with the Promissory Note agreement.